General administrative expenses and other net operating income (expenses) - Details of other operating income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating income [Abstract]
Gain on transactions of foreign exchange	[1]	₩ 2,072,682	₩ 722,827	₩ 1,428,737
Gain related to derivatives (designated for hedging)		251,270	192,000	114,875
Gain on fair value hedged items		16,141	25,469	8,986
Others	[2]	468,712	349,033	288,862
Total		2,808,805	1,289,329	₩ 1,841,460
Gains on disposal of operating lease assets		₩ 372,606	₩ 255,943

[1]	The Group holds interest rate and currency-related derivative contracts to manage the volatility of gains and losses on transactions of foreign exchange due to exchange rate risk. The related gains and losses are described in Note 37. (2).
[2]	Other income includes gains on disposal of operating lease assets of 255,943 million Won and 372,606 million Won for the years ended December 31, 2024 and 2025, respectively